Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Net Loss Per Common Stock
A reconciliation of net loss per common stock is as follows:

For the period from January 15 , 2021 (inception) through June 30, 2021
Net loss	$(4,651,699)
Accretion of temporary equity to redemption value	(3,450,000)

Net loss including accretion of temporary equity to redemption value	$(8,101,699)

	For the period from January 1 5 , 2021 (inception) through June 30, 2021
	Class A-t	Class A-p	Class B
Basic and diluted net income (loss) per share
Numerator
Allocation of net loss including accretion of temporary equity	(6,544,621)	(187,819)	(1,369,259)
Accretion of temporary equity to redemption value	3,450,000	—	—

Allocation of net income (loss)	(3,094,621)	(187,819)	(1,369,259)
Denominator
Weighted-average shares outstanding	23,900,602	685,843	5,000,000
Basic and diluted net income (loss) per share	$(0.13)	$(0.26)	$(0.27)